Provisions and Contingencies - Summary of Significant Contingent Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities [line items]
Pending lawsuits	¥ 531	¥ 506